Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Apr. 26, 2017	Jul. 11, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.002	$ 0.002	$ 0.002	$ 0.002
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	15,000,000
Common stock, shares outstanding	33,468,561	29,624,814	15,000,000
Common stock, shares, issued	33,468,561	29,624,814	15,000,000